UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number		811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
	-	Dreyfus Premier Health Care Fund
	-	Dreyfus Premier Consumer Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	01/31/05

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS PREMIER HEALTH CARE FUND

Statement of Investments (Unaudited)
January 31, 2005

Common Stocks--93.8%	Shares	Value

Biotechnology--19.9%
Alexion Pharmaceuticals	1,500 a,b	37,110
Amgen	6,400 a	398,336
Amylin Pharmaceuticals	2,900 a	64,989
Barrier Therapeutics	3,500 a	69,930
Biogen Idec	1,300 a	84,448
Elan, ADR	2,800 a	75,404
Encysive Pharmaceuticals	6,700 a	62,980
Genentech	2,900 a	138,359
Genzyme	2,200 a	128,062
Gilead Sciences	3,300 a	109,230
Impax Laboratories	3,300 a	56,579
Sepracor	600 a	34,308
Serologicals	1,800 a	42,552
Telik	4,100 a	77,982
Theravance	2,600 a	46,875
		1,427,144

Distribution Services--.5%
Fisher Scientific International	600 a	37,890

Diversified Commercial Service--.7%
Charles River Laboratories International	1,100 a	52,118

Diversified Manufacturing--1.4%
Thermo Electron	1,400 a	41,916
Varian	1,400 a	55,902
		97,818

Drug Store Chains--.6%
CVS	900	41,715

Health Industry Services--2.6%
Covance	1,000 a	42,500
HEALTHSOUTH	5,500 a	32,175
IDX Systems	1,000 a	31,020
Rotech Healthcare	1,500 a	40,050
VistaCare, Cl. A	2,700 a	41,445
		187,190

Hospital Management--5.9%
Beverly Enterprises	11,800 a	144,314
Community Health Systems	2,100 a	60,858
DaVita	2,950 a	123,782
LifePoint Hospitals	1,400 a	52,920
Pediatrix Medical Group	600 a	40,074
		421,948

Major Pharmaceuticals--28.6%
Abbott Laboratories	7,000	315,140
Bristol-Myers Squibb	7,700	180,488
Hospira	1,700 a	49,113
Johnson & Johnson	7,200	465,840
Eli Lilly & Co.	1,100	59,664
Novartis, ADR	8,500	406,980
Pfizer	1,400	33,824
Roche Holding, ADR	1,800	95,681
Sanofi-Aventis, ADR	2,600	96,772
Schering-Plough	12,100	224,576
Wyeth	3,050	120,871
		2,048,949

Managed Health Care--10.9%
Magellan Health Services	1,700 a	63,138
PacifiCare Health Systems	1,300 a	79,989
Pharmaceutical HOLDRs Trust	3,800 b	260,414
UnitedHealth Group	1,400	124,460
Valeant Pharmaceuticals International	2,100	52,437
WellPoint	1,650 a	200,475
		780,913

Medical Distributors--.7%
Akorn	13,700 a	50,690

Medical Electronics--2.1%
Medtronic	2,900	152,221

Medical Specialties--11.0%
Bard (C.R.)	1,000	67,800
Becton, Dickinson & Co.	600	33,990
Cypress Bioscience	4,000 a	54,620
Guidant	1,700	123,233
HealthExtras	3,500 a	54,005
Hologic	1,900 a	67,830
Nektar Therapeutics	3,800 a	64,030
St. Jude Medical	2,800 a	109,984
Sybron Dental Specialties	2,200 a	83,072
Zimmer Holdings	1,600 a	126,160
		784,724

Medical/Dental Distributors--2.1%
Cardinal Health	1,400	78,848
PSS World Medical	5,800 a	72,790
		151,638

Medical/Nursing Services--1.0%
Genesis HealthCare	1,100 a	38,148
LCA-Vision	1,350	35,978
		74,126

Miscellaneous--1.0%
iShares Nasdaq Biotechnology Index Fund	1,000	a,b	71,240

Other Pharmaceuticals--2.3%
First Horizon Pharmaceutical	1,700	a	30,396
Medicis Pharmaceutical, Cl. A	2,100		75,810
Teva Pharmaceutical Industries, ADR	1,900		54,587
			160,793

Precision Instruments--1.0%
Waters	1,400	a	68,712

Real Estate Investment Trust--1.5%
BioMed Realty Trust	1,700		33,915
OMEGA Healthcare Investors	3,200		35,904
Ventas	1,600		40,960
			110,779

Total Common Stocks			6,720,608
(cost $6,094,215)
	Principal
Short-Term Investments--4.5%	Amount ($)		Value ($)

U.S.Treasury Bills:
1.97%, 2/10/2005	150,000		149,940
2.06%, 3/3/2005	50,000		49,911
2.00%, 3/10/2005	120,000		119,737
(cost $319,594)			319,588

Investment of Cash Collateral for Securities Loaned--5.3%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $380,800)	380,800	c	380,800

Total Investments (cost $6,794,609)	103.6%		7,420,996

Liabilities, Less Cash and Receivables	(3.6%)		(256,752)

Net Assets	100.0%		7,164,244

ADR- American Depositary Receipts.
a Non-income producing.
b All of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is $368,764 and the total market value of the collateral held by the fund is $380,800.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Premier Consumer Fund STATEMENT OF INVESTMENTS January 31, 2005 (Unaudited)
Common Stocks--92.9%	Shares	Value ($)

Advertising--2.0%
Lamar Advertising, Cl. A	490a	21,060

Alcoholic Beverages--4.9%
Boston Beer Company, Cl .A	450a	10,629
Brown-Forman, Cl. B	440	21,221
Diageo, ADR	370	20,317
		52,167
Broadcasting--3.0%
Clear Channel Communications	310	10,053
Radio One, Cl. A	1390a	21,684
		31,737
Building Materials Chains--3.0%
Home Depot	770	31,770

Cable Television--2.1%
Comcast, Cl .A (Spec.)	700a	22,127

Clothing/Shoe/Accessory Chains--2.8%
American Eagle Outfitters	180	9,144
Chico's FAS	180a	9,482
GAP	500	11,005
		29,631
Computer/Video Chains--.9%
Best Buy	170	9,144

Consumer Services--2.1%
Apollo Group, Cl.A	130a	10,165
Education Management	370	11,818
		21,983
Department Stores--5.3%
Federated Department Stores	200	11,360
Kohl's	300a	14,103
Linens 'n Things	880a	22,792
Pacific Sunwear Of California	320a	7,837
		56,092
Discount Chains--5.1%
Target	300	15,231
Wal-Mart Stores	740	38,776
		54,007
Drugs & Pharmaceuticals--1.1%
Walgreen	280	11,931

E.D.P. Services--3.1%
Time Warner	1830a	32,940

Food Chains--1.2%
Whole Foods Market	140	12,519

Food Distributors--3.1%
ARAMARK, Cl. B	440	11,436
Performance Food Group	370a	10,068
United Natural Foods	350a	11,063
		32,567

Hotels & Motels--5.2%
Carnival	400	23,040
Hilton Hotels	1,000	22,250
Intrawest	500	9,725
		55,015
Media Conglomerates--1.6%
News Corp, Cl A	980	16,660

Movies / Entertainment--5.4%
Viacom, Cl. A	820	30,856
Walt Disney	960	27,485
		58,341

Packaged Foods--7.8%
Dean Foods	670a	23,604
General Mills	500	26,495
Groupe Danone, ADR	1,180	21,960
Kellogg	240	10,714
		82,773

Packaged Goods/Cosmetics--8.1%
Colgate-Palmolive	220	11,559
Estee Lauder Cos.	480	21,667
Kimberly-Clark	330	21,618
Procter & Gamble	600	31,938
		86,782
Recreational Products--2.4%
International Game Technology	850	26,605

Restaurants--2.9%
Domino's Pizza	1,190	19,849
McDonald's	340	11,013
		30,862
Shoe Manufacturing--1.0%
NIKE, Cl. B	130	11,262

Soft Drinks--6.4%
Coca-Cola	430	17,841
PepsiCo	950	51,015
		68,856
Specialty Chains--3.7%
Bed Bath & Beyond	280a	11,281
Cost Plus	270a	7,082
PETsMART	210	6,348
Staples	250	8,185
Tuesday Morning	230a	6,608
		39,504
Specialty Foods--2.2%
Ralcorp Holdings	540	23,760

Telephone/Communications--1.5%
Liberty Media, Cl. A	1600a	16,704

Tobacco--5.0%
Altria Group	840	53,617

Total Investments (cost $926,506)	92.9%	990,416

Liabilities, Less Cash and Receivables	7.1%	75,314

Net Assets	100.0%	1,065,730

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Health Care Fund
-	Dreyfus Premier Consumer Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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